Revenues and Deferred Revenue	12 Months Ended
Dec. 31, 2024
Disaggregation of Revenue [Abstract]
Revenues and Deferred Revenue
11.
REVENUES AND DEFERRED REVENUE

For the years ended December 31, 2022, 2023 and 2024, all of the Group’s revenues were generated in the PRC, and the disaggregated revenues by types were as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Disaggregation of revenues
Revenue by types:
Gross revenues:
Interest, professional skills and professional certification preparation courses	1,115,542	1,452,563	1,501,175
Degree- or diploma-oriented post-secondary courses	1,087,413	535,061	205,991
Subtotal Online educational services	2,202,955	1,987,624	1,707,166
Sales of goods(1)	75,425	144,503	245,423
Other revenues	50,438	31,511	41,756
Total revenues	2,328,818	2,163,638	1,994,345
Less: VAT related surcharges	(5,717)	(4,054)	(4,141)
Total net revenues	2,323,101	2,159,584	1,990,204

(1)
Revenues from sales of goods for the years ended December 31, 2022 and 2023 were previously included in other revenues for the respective years.

The movements of the deferred revenue for the years ended December 31, 2023 and 2024 were as follows (1):

	As of December 31,
	2023	2024
	RMB	RMB
Beginning balance (current and non-current)	1,690,946	1,113,923
Additions	1,468,899	1,583,346
Deductions	(2,045,922)	(1,780,759)
Ending balance (current and non-current)	1,113,923	916,510
Deferred revenue, current	553,812	382,047
Deferred revenue, non-current	560,111	534,463

(1)
Amounts presented are inclusive of VAT (see VAT in Note 2).

Deferred revenue primarily consists of educational service fees received from customers for which the Group’s revenue recognition criteria have not been met. Deferred revenue balance will be recognized as revenue once the criteria for revenue recognition are met. The current portion of deferred revenue as of January 1, 2023 and January 1, 2024 were substantially all recognized as revenue during the years ended December 31, 2023 and 2024, respectively.

The Group’s remaining performance obligations, representing the amount of the transaction price for which service has not been provided, are included in the deferred revenue account on the consolidated financial statements and the related disclosures. As of December 31, 2024, the deferred revenue balance was RMB916,510, of which RMB382,047 and RMB48,384 will be recognized as revenue over the next 12 and 24 months, respectively, with the remainder of RMB486,079 recognized thereafter.